CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock Novus Capital Corp [Member]	Common Stock	Paid in Capital Novus Capital Corp [Member]	Paid in Capital	Accumulated Deficit Novus Capital Corp [Member]	Accumulated Deficit	Novus Capital Corp [Member]	Total
Balance at the beginning at Dec. 31, 2018		$ 910		$ 11,559		$ (934,407)		$ (921,938)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss						(2,746,021)		(2,746,021)
Balance at the Ending at Dec. 31, 2019		968		497,306		(3,680,428)		(3,182,154)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss						(17,447,705)		(17,447,705)
Balance at the Ending at Dec. 31, 2020	$ 341	975	$ 8,458,078	685,866	$ (3,458,412)	(21,128,133)	$ 5,000,007	(20,441,292)
Balance at the Ending (in shares) at Dec. 31, 2020	3,414,013
Balance at the beginning at Mar. 04, 2020	$ 0		0		0		0
Balance at the beginning (in shares) at Mar. 04, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholders	$ 287		24,713				25,000
Issuance of common stock to initial stockholders (in shares)	2,875,000
Issuance of Representative Shares	$ 15						15
Issuance of Representative Shares (in shares)	150,000
Forfeiture of Founder Shares	$ (37)		37
Forfeiture of Founder Shares (in shares)	(375,000)
Sales of 00,000,000 Units, net of underwriter discounts and fees	$ 1,000		97,542,274				$ 97,543,274
Sales of 00,000,000 Units, net of underwriter discounts and fees (in shares)	10,000,000						10,000,000
Sale of 3,250,000 Private Warrants			3,250,000				$ 3,250,000
Common stock subject to redemption	$ (924)		(92,358,946)				(92,359,870)
Common stock subject to redemption (in shares)	(9,235,987)
Net Loss					(3,458,412)		(3,458,412)
Balance at the Ending at Dec. 31, 2020	$ 341	$ 975	$ 8,458,078	$ 685,866	$ (3,458,412)	$ (21,128,133)	$ 5,000,007	$ (20,441,292)
Balance at the Ending (in shares) at Dec. 31, 2020	3,414,013